SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 2,937.6	$ 2,928.1	$ 2,489.2
Ceded to other companies	1,709.0	2,008.5	1,442.4
Assumed from other companies	1,780.0	1,475.0	1,089.8
Net amount	3,008.6	2,394.6	2,136.6
Insurance | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	2,928.7	2,926.0	2,488.6
Ceded to other companies	1,224.4	1,488.1	1,079.9
Assumed from other companies	827.6	612.5	471.8
Net amount	$ 2,531.9	$ 2,050.4	$ 1,880.5
Percentage of amount assumed to net	32.70%	29.90%	25.10%
Reinsurance | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 8.9	$ 2.1	$ 0.6
Ceded to other companies	484.6	520.4	362.5
Assumed from other companies	952.4	862.5	618.0
Net amount	$ 476.7	$ 344.2	$ 256.1
Percentage of amount assumed to net	199.80%	250.60%	241.30%